CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital	Additional Paid-In Capital	Shares Held for Share Award Schemes	Treasury shares	Other Reserves	(Accumulated Deficits)/ Retained Earnings	Total Attributable to Equity Holders of the Company	Non-Controlling Interests
Beginning balance at Dec. 31, 2018	¥ 37,772	¥ 2	¥ 33,776			¥ 903	¥ 3,040	¥ 37,721	¥ 51
Transactions with equity holders
Profit for the period	1,914						1,914	1,914	0
Fair value changes on financial assets at fair value through other comprehensive income	944					944		944
Share of comprehensive losses of an associate	(2)					(2)		(2)
Currency translation differences	38					38		38
Total comprehensive income for the period	2,894					980	1,914	2,894
Issuance of ordinary shares	12		12					12
Exercise of share options/ Restricted share units ("RSUs")	97		378			(281)		97
Non-controlling interests arising from business combination	48								48
Share-based compensation—value of employee services	253					253		253
Shares held for share award schemes	(19)			¥ (19)				(19)
Capital contribution from non-controlling interests	2								2
Additional equity interests in non-wholly owned subsidiaries	(35)					(33)		(33)	(2)
Total transactions with equity holders at their capacity as equity holders for the period	358		390	(19)		(61)		310	48
Ending balance at Jun. 30, 2019	41,024	2	34,166	(19)		1,822	4,954	40,925	99
Beginning balance at Dec. 31, 2018	37,772	2	33,776			903	3,040	37,721	51
Ending balance at Dec. 31, 2019	43,678	2	34,425	(31)		2,187	7,007	43,590	88
Transactions with equity holders
Profit for the period	1,829						1,826	1,826	3
Fair value changes on financial assets at fair value through other comprehensive income	3,428					3,428		3,428
Share of comprehensive losses of an associate	1					1		1
Currency translation differences	216					216		216
Total comprehensive income for the period	5,474					3,645	1,826	5,471	3
Exercise of share options/ Restricted share units ("RSUs")	45		320			(275)		45
Share-based compensation—value of employee services	276					276		276
Shares held for share award schemes	(31)			(31)				(31)
Repurchase Of Shares	(134)				¥ (134)			(134)
Disposal of a subsidiary	10								10
Additional equity interests in non-wholly owned subsidiaries	(2)					(2)		(2)
Total transactions with equity holders at their capacity as equity holders for the period	164		320	(31)	(134)	(1)		154	10
Ending balance at Jun. 30, 2020	¥ 49,316	¥ 2	¥ 34,745	¥ (62)	¥ (134)	¥ 5,831	¥ 8,833	¥ 49,215	¥ 101